Net Loss Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	8 Months Ended
	Sep. 30, 2012	Sep. 30, 2012
Net Loss Per Share [Abstract]
Net Income (Loss) Attributable to Parent	$ (118)	$ (153)
Basic and diluted weighted average shares outstanding	48,285	27,381
Basic and diluted net loss per share	$ (2.44)	$ (5.59)